FINANCE EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
FINANCE EXPENSES [Text Block]

9. FINANCE EXPENSES

	Years ended December 31,
	2020	2019
Interest expense	37,288	34,593
Finance expense - deferred revenue (Note 19)	5,172	4,154
Accretion on PER (Note 20)	550	1,577
Finance income	(249)	(1,202)
	42,761	39,122

For the year ended December 31, 2020, interest expense includes $2,012 (2019 - $1,709) from lease liabilities and lease related obligations.